Segmentation of key figures - Net sales by business franchise (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of products and services [line items]
Net sales to third parties	$ 1,863	$ 1,819	$ 3,640	$ 3,598
Surgical [Member]
Disclosure of products and services [line items]
Net sales to third parties	1,051	1,030	2,051	2,007
Surgical [Member] | Implantables [Member]
Disclosure of products and services [line items]
Net sales to third parties	300	298	585	577
Surgical [Member] | Consumables [Member]
Disclosure of products and services [line items]
Net sales to third parties	588	578	1,139	1,119
Surgical [Member] | Equipment & other [Member]
Disclosure of products and services [line items]
Net sales to third parties	163	154	327	311
Vision Care [Member]
Disclosure of products and services [line items]
Net sales to third parties	812	789	1,589	1,591
Vision Care [Member] | Contact lenses [Member]
Disclosure of products and services [line items]
Net sales to third parties	493	478	991	987
Vision Care [Member] | Ocular health [Member]
Disclosure of products and services [line items]
Net sales to third parties	$ 319	$ 311	$ 598	$ 604